As filed with the Securities and Exchange Commission on May 6, 1999

                        File Nos. 333-41461 and 811-8529

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 5

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 8

                                 MEMORIAL FUNDS

                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                              David Goldstein, Esq.
                         Forum Financial Services, Inc.
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                                1200 G Street, NW
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

  [X]    immediately  upon filing  pursuant to Rule 485,  paragraph (b)
  [ ]    on _________  pursuant  to Rule 485,  paragraph  (b)
  [ ]    60 days after  filing pursuant to Rule 485, paragraph (a)(1)
  [ ]    on _________________ pursuant to Rule 485,  paragraph  (a)(1)
  [ ]    75 days after filing pursuant to Rule 485, paragraph (a)(2)
  [ ]    on  _________________  pursuant to Rule 485, paragraph (a)(2)
  [ ]    this post-effective amendment designates a new effective date for a
  [ ]    previously filed post-effective amendment.

Title of series being registered: Trust Shares and Institutional Shares of Government Bond Fund, Corporate Bond Fund, Value Equity Fund and Growth Equity Fund.

                         CONSENT OF INDEPENDENT AUDITORS






The Board of Trustees and Shareholders
Memorial Funds:

We consent to the use of our report dated February 5, 1999 for Government Bond Fund, Corporate Bond Fund, Growth Equity Fund, and Value Equity Fund, series of Memorial Funds, incorporated herein by reference into the statement of additional information and to the references to our Firm under the headings, "Financial Highlights" in the prospectuses and "Independent Auditors" in the statement of additional information.





Boston, Massachusetts
April 29, 1999